UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

December 1, 2017 to December 31, 2017

Commission File Number of issuing entity: 333-207859-04

CIK number of issuing entity: 0001682481

GM FINANCIAL AUTOMOBILE LEASING TRUST 2016-3

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-207859

CIK number of depositor: 0001631055

GMF LEASING LLC

(Exact name of depositor as specified in its charter)

CIK number of sponsor: 0001002761

AMERICREDIT FINANCIAL SERVICES, INC.

(Exact name of sponsor as specified in its charter)

Randal L. Willis (817) 302-7000

(Name and telephone number of person to contact in connection with this filing)

Delaware	81-6702231
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

c/o AmeriCredit Financial Services, Inc. 801 Cherry Street, Suite 3500 Fort Worth, TX 76102	76102
(Address of principal executive offices of issuing entity)	(Zip Code)

(817) 302-7000

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

	Registered/reported pursuant to (check one)			Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Class A-1	☐	☐	☒
Class A-2a	☐	☐	☒
Class A-2b	☐	☐	☒
Class A-3	☐	☐	☒
Class A-4	☐	☐	☒
Class B	☐	☐	☒
Class C	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in part in Exhibit 99.1

The record date for distributions described in Exhibit 99.1 was January 19, 2018.

No assets securitized by AmeriCredit Financial Services, Inc. d/b/a GM Financial (the “Securitizer”) and held by GM Financial Automobile Leasing Trust 2016-3 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from December 1, 2017 to December 31, 2017.

The Securitizer (CIK # 0001002761) filed Form ABS-15G on February 1, 2017.

Item 1A. – Asset-Level Information.

None

Item 1B. – Asset Representations Reviewer and Investor Communication.

None

PART II – OTHER INFORMATION

ITEM 2 – Legal Proceedings.

None

ITEM 3 – Sales of Securities and Use of Proceeds.

None

ITEM 4 – Defaults Upon Senior Securities.

None

ITEM 5 – Submission of Matters to a Vote of Security Holders.

None

ITEM 6 – Significant Obligors of Pool Assets.

None

ITEM 7 – Change in Sponsor Interest in the Securities.

None

ITEM 8 – Significant Enhancement Provider Information.

None

ITEM 9 – Other Information.

The Securitizer has entered into a Second Amended and Restated Credit and Security Agreement, dated as of January 24, 2018 (the “Credit and Security Agreement”), among the Securitizer, ACAR Leasing Ltd. (the “Titling Trust”) and Wells Fargo Bank, N.A. (“Wells Fargo), which replaces in its entirety that certain Amended and Restated Credit and Security Agreement filed as Exhibit 4.5 to the Form SF-3/A filed on January 15, 2016, in connection with Registration Statement Nos. 333- 207859 and 333-207859-01. Pursuant to the Credit and Security Agreement, the Securitizer, as lender, lends amounts to the Titling Trust, its wholly-owned subsidiary, to enable it to purchase lease assets. The Titling Trust is obligated under the Credit and Security Agreement to repay the Securitizer for these loans and Wells Fargo, as collateral agent, holds a security interest in the lease assets and certain other property owned by the Titling Trust to secure the Titling Trust’s obligations under the Credit and Security Agreement.

The Securitizer has entered into a Third Amended and Restated Servicing Agreement, dated as of January 24, 2018 (the “Servicing Agreement”), among the Securitizer, the Titling Trust, Wells Fargo and APGO Trust, which replaces in its entirety that certain Second Amended and Restated Servicing Agreement filed as Exhibit 10.3 to the Form SF-3/A filed on January 15, 2016, in connection with Registration Statement Nos. 333- 207859 and 333-207859-01. Pursuant to the Servicing Agreement, the servicer has agreed to perform certain specific servicing duties with respect to the lease assets purchased by ACAR Leasing Ltd.

ITEM 10 – Exhibits.

(a)	Documents filed as part of this report:

4.1	Second Amended and Restated Credit and Security Agreement

10.1	Third Amended and Restated Servicing Agreement

99.1	Monthly Servicer’s Certificate

(b)	Exhibits required by this Form and Item 601 of Regulation S-K (17 CFR 229.601).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

GM FINANCIAL AUTOMOBILE LEASING TRUST 2016-3

(Issuing Entity)

Dated: January 29, 2018

By:	AmeriCredit Financial Services, Inc. d/b/a GM Financial, as Servicer

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization &
Conduit Reporting-Treasury